Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
10.	TRADE AND OTHER RECEIVABLES

a) The detail of trade and other receivables as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Trade and Other Receivables, Gross	Current			Non-Current
	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Trade and other receivables, gross	3,020,667	1,806,551	1,681,848	712,717	557,898	561,417
Trade receivables, gross	2,342,813	1,492,862	1,210,566	96,367	115,564	115,854
Other receivables, gross (1)	677,854	313,689	471,282	616,350	442,334	445,563

	Balance as of
Trade and Other Receivables, Net	Current			Non-Current
	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Trade and other receivables, net	2,465,905	1,538,858	1,532,234	712,717	537,212	561,417
Trade receivables, net	1,791,262	1,229,445	1,062,537	96,367	94,878	115,854
Other receivables, net (1)	674,643	309,413	469,697	616,350	442,334	445,563

(1) Includes as of December 31, 2017, mainly accounts receivable related to loans and advances to employees for ThUS22,330 (ThUS$21,113 and ThUS$ 19,828 as of December 31, 2016 and January 1, 2016, respectively);  recoverable taxes (VAT) of ThUS$70,945 (ThUS$68,372 and ThUS$87,940 as of December 31, 2016 and January 1, 2016, respectively); and Accounts receivable at our Brazilian subsidiaries Enel Distribución Río S.A.and Enel Distribución Ceará S.A., following the signing in 2014 of the addendum to the concession contracts where the outstanding assets are recoverable and/or can be offset in subsequent tariff periods for ThUS$365,086 (ThUS$27,733  and ThUS$212,345 as of December 31, 2016 and  January 1, 2016, respectively), which are guaranteed by the Brazilian government; a receivable to “low income” consumers for ThUS$243,022 (ThUS$184,183  and ThUS$118,002 as of December 31, 2016 and January 1, 2016, respectively) to which a social discount is applied determining a “low income” final tariff, where the Brazilian government replenish such discount to our subsidiaries Enel Distribución Río S.A. and Enel Distribución through a state subsidy; and receivables related to the VOSA project in Argentina for ThUS$353,738 (ThUS$347,670 and ThUS$334,326 as of December 31, 2016 and January 1, 2016, respectively).

There are no significant trade and other receivables balances held by the Group that are not available for its use.

The Group does not have customers to which it has sales representing 10% or more of its operating revenue for the years ended December 31, 2017 and 2016.

Refer to Note 11.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related companies.

b)	As of December 31, 2017, 2016 and January 1, 2016, the balance of past due but not impaired trade receivables is as follows:
	Balance as of
Trade Receivables Past Due But Not Impaired (*)	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
Less than three months	410,907	239,540	166,013
Between three and six months	93,335	28,511	36,306
Between six and twelve months	48,104	25,941	39,738
More than twelve months	52,305	23,890	9,906
Total	604,651	317,882	251,963

(*) These balances are matured, but unimpaired, receivables and the portion not subject to provision of other matured receivables.

c) The reconciliation of changes in the allowance for impairment of trade receivables is as follows:

Trade Receivables Past Due and Impaired	Current and Non-Current ThUS$

Balance as of January 1, 2016	149,614
Increases (decreases) for the year (*)	131,252
Amounts written off	(76,468)
Foreign currency translation differences	75,593
Other movements	8,389
Balance as of December 31, 2016	288,380
Increases (decreases) for the year (*)	124,120
Amounts written off	(81,995)
Foreign currency translation differences	(18,406)
Other movements	242,663
Balance as of December 31, 2017	554,762

(*) See Note 29.  Impairment losses on financial assets.

The increase in the allowance for impairment of trade receivables was ThUS$124,120 and ThUS$131,252 for the years ended December 31, 2017 and 2016, respectively (see Note 29).

Write-offs for bad debt

Past-due debt is written off once all collection measures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures for the few cases that arise in each country. In our distribution business, considering the differences in each country, the process takes at least 6 months in Argentina and Brazil, 12 months in Colombia and Peru, and 24 months in Chile. Overall, the risk of bad debt, and therefore the risk of writing off our trade receivables, is limited (see Notes 4.f.3 and 20.5).

d) Additional information:

-	Additional statistical information required under Official Bulletin 715 of the CMF, of February 3, 2012 (XBRL Taxonomy). See Appendix 6.
-	Supplementary information on Trade Receivables, see Appendix 6.1.